O c

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.2%
	BEVERAGES - 0.7%
10,276	Coca-Cola Company	$ 735,967
4,850	PepsiCo, Inc.	727,209
		1,463,176
	BIOTECH & PHARMA - 0.4%
4,384	Johnson & Johnson	727,043

	COMMERCIAL SUPPORT SERVICES - 0.7%
12,964	Rollins, Inc.	700,445
3,145	Waste Management, Inc.	728,099
		1,428,544
	DIVERSIFIED INDUSTRIALS - 0.3%
2,813	Illinois Tool Works, Inc.	697,652

	ELECTRICAL EQUIPMENT - 0.3%
5,567	Allegion plc	726,271

	HEALTH CARE FACILITIES & SERVICES - 0.4%
2,613	Cencora, Inc.	726,649

	HOUSEHOLD PRODUCTS - 1.4%
4,916	Clorox Company	723,881
7,508	Colgate-Palmolive Company	703,500
5,139	Kimberly-Clark Corporation	730,868
4,264	Procter & Gamble Company	726,671
		2,884,920
	INSURANCE - 0.3%
8,107	American International Group, Inc.	704,823

	MACHINERY - 0.4%
7,251	Veralto Corporation	706,610

	MORTGAGE FINANCE - 0.4%
48,290	PennyMac Mortgage Investment Trust	707,448

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
53,191	Ellington Financial, Inc.	$ 705,313

	RETAIL - CONSUMER STAPLES - 0.3%
756	Costco Wholesale Corporation	715,010

	RETAIL - DISCRETIONARY - 0.7%
1,912	Home Depot, Inc.	700,729
5,897	TJX Companies, Inc.	718,254
		1,418,983
	SPECIALTY REITS - 0.3%
6,350	Lamar Advertising Company, Class A	722,503

	TECHNOLOGY HARDWARE - 0.7%
3,180	Apple, Inc.	706,373
1,689	Motorola Solutions, Inc.	739,461
		1,445,834
	TECHNOLOGY SERVICES - 2.0%
2,392	Automatic Data Processing, Inc.	730,828
1,553	FactSet Research Systems, Inc.	706,056
1,620	Gartner, Inc.(a)	679,979
1,280	Mastercard, Inc., Class A	701,594
2,344	Verisk Analytics, Inc.	697,621
2,101	Visa, Inc., Class A	736,316
		4,252,394
	TRANSPORTATION & LOGISTICS - 0.3%
5,817	Expeditors International of Washington, Inc.	699,494

	WHOLESALE - CONSUMER STAPLES - 0.3%
9,435	Sysco Corporation	708,002

	TOTAL COMMON STOCKS (Cost $21,193,462)	21,440,669

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 83.0%
	FIXED INCOME - 83.0%
352,238	Invesco Fundamental High Yield Corporate Bond ETF			$ 6,361,418
1,240,581	iShares 1-3 Year Treasury Bond ETF			102,633,266
124,141	iShares 20+ Year Treasury Bond ETF			11,300,555
422,054	iShares 7-10 Year Treasury Bond ETF			40,251,290
80,985	iShares iBoxx High Yield Corporate Bond ETF(c)			6,388,907
89,343	SPDR Bloomberg High Yield Bond ETF(c)			8,514,388
				175,449,824

	TOTAL EXCHANGE-TRADED FUNDS (Cost $174,867,385)			175,449,824

	SHORT-TERM INVESTMENTS — 5.3%
	MONEY MARKET FUNDS - 5.3%
5,586,320	Fidelity Government Portfolio, Class I, 4.20%(b)			5,586,320
5,586,321	First American Government Obligations Fund, Class Z, 4.21%(b)			5,586,321
	TOTAL MONEY MARKET FUNDS (Cost $11,172,641)			11,172,641

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,172,641)			11,172,641

Units	COLLATERAL FOR SECURITIES LOANED — 7.1%
15,055,803	Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(b),(d),(e)			15,055,803
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,055,803)
	TOTAL INVESTMENTS – 105.6% (Cost $222,289,291)			$ 223,118,937
	LIABILITIES IN EXCESS OF OTHER ASSETS – (5.6)%			(11,859,873)
	NET ASSETS - 100.0%			$ 211,259,064

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
22	CME E-Mini Standard & Poor's 500 Index Futures	06/23/2025	$ 6,218,575	$ 82,618
257	Ultra U.S. Treasury Bond Futures	06/19/2025	31,418,250	169,954
	TOTAL FUTURES CONTRACTS			$ 252,572

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(c) (d) (e)

All or portion of the security is on loan. Total loaned securities had a value of $14,754,195 at March 31, 2025.

Security purchased with cash proceeds of securities lending collateral.

Investment is valued using net asset value per share as a practical expedient.

O c

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EMERGING MARKET - 23.6%
551,269	iShares MSCI Emerging Markets ETF(b)	$ 24,090,455

	EQUITY - 74.5%
221,195	Energy Select Sector SPDR Fund	20,670,673
47,595	Health Care Select Sector SPDR Fund	6,949,346
393,443	iShares MSCI EAFE ETF(b)	32,156,096
86,743	iShares Russell 1000 Value ETF	16,321,563
		76,097,678

	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,634,251)	100,188,133

	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
961,913	Fidelity Government Portfolio, Class I, 4.20%(a)	961,913
961,913	First American Government Obligations Fund, Class Z, 4.21%(a)	961,913
	TOTAL MONEY MARKET FUNDS (Cost $1,923,826)	1,923,826

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,923,826)	1,923,826

Units	COLLATERAL FOR SECURITIES LOANED — 24.5%
25,038,944	Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(a),(c),(d)	25,038,944
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $25,038,944)
	TOTAL INVESTMENTS – 124.5% (Cost $128,597,021)	$ 127,150,903
	LIABILITIES IN EXCESS OF OTHER ASSETS – (24.5)%	(25,028,397)
	NET ASSETS - 100.0%	$ 102,122,506

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(b) (c) (d)

All or portion of the security is on loan. Total loaned securities had a value of $24,390,264 at March 31, 2025.

Security purchased with cash proceeds of securities lending collateral.

Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized (Depreciation)
Long Position:
15,260	iShares Russell Mid-Cap Growth ETF	$ 1,792,897	USD SOFR plus 60 bp	4/24/2026	BRC	$ (109,194)
92,250	Health Care Select Sector SPDR Fund	13,469,423	USD SOFR plus 60 bp	4/24/2026	BRC	(122,577)

	BRC - Barclays Capital				Total:	$ (231,771)
SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

+

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.7%
	ALTERNATIVE - 8.5%
16,466	AltShares Merger Arbitrage ETF	$ 465,000
16,460	First Trust Alternative Absolute Return Strategy ETF(c)	476,023
17,487	Simplify Managed Futures Strategy ETF	517,615
		1,458,638
	COMMODITY - 7.6%
7,900	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	169,534
25,552	Direxion Auspice Broad Commodity Strategy ETF	749,696
9,107	First Trust Global Tactical Commodity Strategy ETF	232,411
1,910	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	26,033
1,335	iShares Bloomberg Roll Select Commodity Strategy ETF	69,273
2,137	iShares Gold Trust Micro(a)	66,610
		1,313,557
	EQUITY - 52.1%
14,232	Aptus Collared Investment Opportunity ETF	550,636
22,752	Fidelity High Dividend ETF	1,128,498
2,423	Fidelity MSCI Financials Index ETF	168,447
15,126	First Trust Utilities AlphaDEX Fund(c)	620,317
9,819	Franklin International Low Volatility High Dividend Index ETF	317,841
3,652	Global X Adaptive US Factor ETF	159,410
279	Global X Silver Miners ETF	11,007
199	Invesco Global Listed Private Equity ETF	12,750
6,032	iShares Global Financials ETF	621,417
3,933	iShares MSCI Chile ETF	117,282
10,213	iShares MSCI Global Gold Miners ETF(c)	391,771
18,574	iShares MSCI Malaysia ETF(c)	428,688
1,229	iShares MSCI Peru and Global Exposure ETF	53,941
36,174	iShares MSCI Qatar ETF	645,344
1,462	iShares MSCI Saudi Arabia ETF(c)	60,483
9,881	iShares MSCI Singapore ETF(c)	234,773
4,810	iShares MSCI USA Min Vol Factor ETF	450,505
152	iShares Residential and Multisector Real Estate ETF	13,136
2,334	iShares US Utilities ETF	236,714
18,272	Simplify Hedged Equity ETF	522,122
1,143	SPDR Global Dow ETF	159,791

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.7% (Continued)
	EQUITY - 52.1% (Continued)
417	SPDR S&P Capital Markets ETF	$ 52,613
1,747	SPDR S&P Emerging Markets Dividend ETF	62,368
1,484	US Diversified Real Estate ETF	46,849
2,834	Utilities Select Sector SPDR Fund(c)	223,461
12,932	VanEck Gold Miners ETF	594,484
793	VanEck Junior Gold Miners ETF	45,360
1,606	Vanguard Financials ETF	191,869
1,815	Vanguard Utilities ETF	310,020
6,693	WisdomTree US LargeCap Dividend Fund(c)	531,223
211	WisdomTree US LargeCap Fund	12,508
		8,975,628
	FIXED INCOME - 13.5%
23,682	Invesco Variable Rate Preferred ETF(c)	574,052
4,394	iShares 0-5 Year TIPS Bond ETF(c)	454,647
6,943	iShares Convertible Bond ETF	580,504
6,542	SPDR Bloomberg Convertible Securities ETF(c)	501,248
11,307	VanEck Emerging Markets High Yield Bond ETF	222,183
		2,332,634

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,179,248)	14,080,457

	SHORT-TERM INVESTMENTS — 17.4%
	MONEY MARKET FUNDS - 17.4%
1,495,705	Fidelity Government Portfolio, Class I, 4.20%(b)	1,495,705
1,495,705	First American Government Obligations Fund, Class Z, 4.21%(b)	1,495,705
	TOTAL MONEY MARKET FUNDS (Cost $2,991,410)	2,991,410

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,991,410)	2,991,410

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Units	COLLATERAL FOR SECURITIES LOANED — 17.7%			Fair Value
3,043,440	Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(b),(d),(e)			3,043,440
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,043,440)
	TOTAL INVESTMENTS – 116.8% (Cost $20,214,098)			$ 20,115,307
	LIABILITIES IN EXCESS OF OTHER ASSETS – (16.8)%			(2,891,553)
	NET ASSETS - 100.0%			$ 17,223,754

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
14	Ultra U.S. Treasury Bond Futures	06/19/2025	$ 1,711,500	$ 8,750
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(c) (d) (e)

All or portion of the security is on loan. Total loaned securities had a value of $2,985,518 at March 31, 2025.

Security purchased with cash proceeds of securities lending collateral.

Investment is valued using net asset value per share as a practical expedient.

O c

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	PRIVATE INVESTMENT FUND — 14.6%
	PRIVATE INVESTMENT FUND - 14.6%
N/A	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund(a)			$ 17,095,897

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $20,731,838)			17,095,897

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 4.2%
	BANKING - 4.2%
1,000,000	Ally Bank	3.7500	09/27/27	992,080
1,000,000	Axos Bank	3.8000	04/02/27	994,794
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	1,000,249
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	994,346
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	991,803
				4,973,272

	TOTAL CERTIFICATE OF DEPOSIT (Cost $5,000,000)			4,973,272

Shares
	SHORT-TERM INVESTMENTS — 76.4%
	MONEY MARKET FUNDS - 76.4%
44,912,907	Fidelity Government Portfolio, Class I, 4.20%(b)			44,912,907
44,912,907	First American Government Obligations Fund, Class Z, 4.21%(b)			44,912,907
	TOTAL MONEY MARKET FUNDS (Cost $89,825,814)			89,825,814

	TOTAL SHORT-TERM INVESTMENTS (Cost $89,825,814)			89,825,814

	TOTAL INVESTMENTS - 95.2% (Cost $115,557,652)			$ 111,894,983
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.8%			5,622,220
	NET ASSETS - 100.0%			$ 117,517,203

LLC	- Limited Liability Company

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

(a)	Investment valued using net asset value per share as practical expedient. Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund ‘s (‘‘Galaxy’’) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the ‘‘Platform’’). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

O c

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.3%
	EQUITY - 0.3%
200	SPDR S&P 500 ETF Trust			$ 111,878

	TOTAL EXCHANGE-TRADED FUND (Cost $111,211)			111,878

	SHORT-TERM INVESTMENTS — 96.2%
	MONEY MARKET FUNDS - 96.2%
17,203,090	Fidelity Government Portfolio, Class I, 4.20%(a)			17,203,090
17,203,090	First American Government Obligations Fund, Class Z, 4.21%(a)			17,203,090
	TOTAL MONEY MARKET FUNDS (Cost $34,406,180)			34,406,180

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,406,180)			34,406,180

	TOTAL INVESTMENTS - 96.5% (Cost $34,517,391)			$ 34,518,058
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%			1,237,445
	NET ASSETS - 100.0%			$ 35,755,503

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
126	CME E-Mini Standard & Poor's 500 Index Futures	06/23/2025	$ 35,615,475	$ 78,075
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 91.7%
	MONEY MARKET FUNDS - 91.7%
5,265,445	Fidelity Government Portfolio, Class I, 4.20%(a)	$ 5,265,445
5,265,445	First American Government Obligations Fund, Class Z, 4.21%(a)	5,265,445
	TOTAL MONEY MARKET FUNDS (Cost $10,530,890)	10,530,890

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,530,890)	10,530,890

	TOTAL INVESTMENTS - 91.7% (Cost $10,530,890)	$ 10,530,890
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.3%	950,927
	NET ASSETS - 100.0%	$ 11,481,817

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
7,100	iShares iBoxx $ High Yield Corporate Bond ETF	$ 560,119	USD SOFR plus 60 bp	4/9/2026	BRC	$ (1,188)
3,400	iShares iBoxx $ High Yield Corporate Bond ETF	268,226	USD SOFR plus 60 bp	4/10/2026	BRC	499
11,800	iShares iBoxx $ High Yield Corporate Bond ETF	930,902	USD SOFR plus 60 bp	4/13/2026	BRC	(21,443)
87,900	iShares iBoxx $ High Yield Corporate Bond ETF	6,934,431	USD SOFR plus 60 bp	4/17/2026	BRC	(264)
400	iShares iBoxx $ High Yield Corporate Bond ETF	31,556	USD SOFR plus 60 bp	4/24/2026	BRC	(585)
3,700	iShares iBoxx $ High Yield Corporate Bond ETF	291,893	USD SOFR plus 60 bp	4/27/2026	BRC	(166)
31,100	iShares iBoxx $ High Yield Corporate Bond ETF	2,453,479	USD SOFR plus 60 bp	4/30/2026	BRC	(10,764)
5,700	SPDR Bloomberg High Yield Bond ETF	543,210	USD SOFR plus 60 bp	4/9/2026	BRC	(1,369)
2,900	SPDR Bloomberg High Yield Bond ETF	276,370	USD SOFR plus 60 bp	4/10/2026	BRC	671
9,800	SPDR Bloomberg High Yield Bond ETF	933,940	USD SOFR plus 60 bp	4/13/2026	BRC	(22,790)
72,800	SPDR Bloomberg High Yield Bond ETF	6,937,840	USD SOFR plus 60 bp	4/17/2026	BRC	(56)
100	SPDR Bloomberg High Yield Bond ETF	9,530	USD SOFR plus 60 bp	4/23/2026	BRC	(177)
200	SPDR Bloomberg High Yield Bond ETF	19,060	USD SOFR plus 60 bp	4/24/2026	BRC	(719)
3,100	SPDR Bloomberg High Yield Bond ETF	295,430	USD SOFR plus 60 bp	4/27/2026	BRC	(136)
25,800	SPDR Bloomberg High Yield Bond ETF	2,458,740	USD SOFR plus 60 bp	4/30/2026	BRC	(12,080)

					Total:	$ (70,567)
	BRC - Barclays Capital
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

O c

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.4%
	COMMODITY - 0.4%
550	SPDR Gold Shares(a),(g)			$ 158,477

	EQUITY - 0.0%(f)
50	iShares U.S. Real Estate ETF(c)			4,788

	TOTAL EXCHANGE-TRADED FUNDS (Cost $160,565)			163,265

	SHORT-TERM INVESTMENTS — 92.0%
	MONEY MARKET FUNDS - 92.0%
16,412,414	Fidelity Government Portfolio, Class I, 4.20%(b)			16,412,414
16,412,414	First American Government Obligations Fund, Class Z, 4.21%(b)			16,412,414
4,503,296	First American Government Obligations Fund, Class X, 4.25%(b),(g)			4,503,296
	TOTAL MONEY MARKET FUNDS (Cost $37,328,124)			37,328,124

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,328,124)			37,328,124

Units	COLLATERAL FOR SECURITIES LOANED — 0.0%(f)
4,451	Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(b),(d),(e)			4,451
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,451)
	TOTAL INVESTMENTS - 92.4% (Cost $37,493,140)			$ 37,495,840
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.6%			3,088,464
	NET ASSETS - 100.0%			$ 40,584,304

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
110	COMEX Gold 100 Troy Ounces Futures(g)	06/27/2025	$ 34,727,000	$ 896,500
308	Dow Jones US Real Estate Index Futures	06/23/2025	11,325,160	(16,121)
	TOTAL FUTURES CONTRACTS			$ 880,379

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(c) (d) (e) (f) (g)

All or portion of the security is on loan. Total loaned securities had a value of $4,405 at March 31, 2025.

Security purchased with cash proceeds of securities lending collateral.

Investment is valued using net asset value per share as a practical expedient.

Less than 0.05 percent.

All or a portion of this investment is a holding of the QEPF Fund Limited.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciatation (Depreciation)
Long Position:
212,300	Vanguard FTSE Europe ETF	14,905,583	USD SOFR plus 60 bp	3/18/2026	BRC	$ (177,122)
2,200	Vanguard FTSE Europe ETF	154,462	USD SOFR plus 60 bp	3/19/2026	BRC	55
33,000	Vanguard FTSE Europe ETF	2,316,930	USD SOFR plus 60 bp	3/24/2026	BRC	(6,402)
74,100	Vanguard FTSE Europe ETF	5,202,561	USD SOFR plus 60 bp	4/2/2026	BRC	(80,770)
4,500	Vanguard FTSE Europe ETF	315,945	USD SOFR plus 60 bp	4/10/2026	BRC	(6,704)
5,800	Vanguard FTSE Europe ETF	407,218	USD SOFR plus 60 bp	4/13/2026	BRC	(5,911)
2,100	Vanguard FTSE Europe ETF	147,441	USD SOFR plus 60 bp	4/17/2026	BRC	(7,075)
5,300	Vanguard FTSE Europe ETF	372,113	USD SOFR plus 60 bp	4/24/2026	BRC	(8,341)
134,200	Vanguard FTSE Europe ETF	9,422,182	USD SOFR plus 60 bp	4/30/2026	BRC	(11,494)

	BRC - Barclays Capital				Total:	$ (303,764)
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.9%
	APPAREL & TEXTILE PRODUCTS - 1.2%
333,892	Hanesbrands, Inc.(a),(c)	$ 1,926,557

	AUTOMOTIVE - 0.2%
24,761	Dana, Inc.	330,064

	BIOTECH & PHARMA - 2.3%
55,536	Halozyme Therapeutics, Inc.(a)	3,543,752

	CHEMICALS – 4.0%
13,331	Linde plc	6,207,447

	CONSUMER SERVICES - 0.3%
3,254	Stride, Inc.(a),(c)	411,631

	CONTAINERS & PACKAGING - 1.8%
238,394	O-I Glass, Inc.(a)	2,734,379

	ELECTRIC UTILITIES - 11.3%
88,253	Ameren Corporation	8,860,601
2,539	Constellation Energy Corporation	511,939
78,332	Entergy Corporation	6,696,603
9,252	NRG Energy, Inc.	883,196
3,917	Vistra Corporation	460,012
		17,412,351
	ELECTRICAL EQUIPMENT - 2.1%
9,032	Keysight Technologies, Inc.(a)	1,352,723
12,831	TE Connectivity plc	1,813,277
		3,166,000
	FOOD – 14.9%
291,524	Hormel Foods Corporation	9,019,753
103,278	McCormick & Company, Inc.	8,500,812
101,384	Pilgrim's Pride Corporation(a),(c)	5,526,442
		23,047,007

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	GAS & WATER UTILITIES - 1.0%
47,770	UGI Corporation(c)	$ 1,579,754

	HEALTH CARE FACILITIES & SERVICES - 1.6%
271,470	Owens & Minor, Inc.(a)	2,451,374

	HEALTH CARE REIT - 4.0%
41,931	Ventas, Inc.	2,883,176
21,963	Welltower, Inc.	3,364,951
		6,248,127
	HOUSEHOLD PRODUCTS - 6.4%
69,188	Kimberly-Clark Corporation	9,839,917

	LEISURE FACILITIES & SERVICES - 0.5%
2,350	Brinker International, Inc.(a)	350,268
10,136	Cheesecake Factory, Inc. (c)	493,217
		843,485
	MEDICAL EQUIPMENT & DEVICES - 2.6%
8,031	Intuitive Surgical, Inc.(a)	3,977,513

	MULTI ASSET CLASS REIT - 1.3%
54,668	Vornado Realty Trust	2,022,169

	OIL & GAS PRODUCERS - 4.2%
44,727	CNX Resources Corporation(a),(c)	1,408,006
47,360	SM Energy Company(c)	1,418,432
28,036	Valero Energy Corporation	3,702,714
		6,529,152
	RENEWABLE ENERGY - 1.6%
19,376	First Solar, Inc.(a),(c)	2,449,708

	RESIDENTIAL REIT - 1.2%
26,276	Equity Residential	1,880,836

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	RETAIL - CONSUMER STAPLES - 12.0%
15,226	Costco Wholesale Corporation	$ 14,400,446
26,482	Sprouts Farmers Market, Inc.(a)	4,042,212
		18,442,658
	RETAIL - DISCRETIONARY - 0.4%
1,470	Group 1 Automotive, Inc.	561,467

	RETAIL REIT - 5.3%
146,351	Macerich Company(c)	2,512,847
168,755	Tanger, Inc. (c)	5,702,231
		8,215,078
	SEMICONDUCTORS - 1.9%
7,549	Broadcom, Inc.	1,263,929
14,834	NVIDIA Corporation	1,607,709
		2,871,638
	SOFTWARE - 1.0%
28,340	Concentrix Corporation	1,576,838

	STEEL - 0.6%
4,734	Carpenter Technology Corporation(c)	857,706

	TECHNOLOGY HARDWARE - 2.1%
19,135	Super Micro Computer, Inc.(a),(c)	655,182
63,820	Western Digital Corporation(a),(c)	2,580,243
		3,235,425
	TECHNOLOGY SERVICES - 2.5%
57,626	MAXIMUS, Inc.	3,929,517

	TRANSPORTATION & LOGISTICS - 1.4%
92,733	Schneider National, Inc., Class B(c)	2,118,949

	WHOLESALE - CONSUMER STAPLES - 5.2%
90,237	Chefs' Warehouse, Inc.(a)	4,914,307
113,593	United Natural Foods, Inc.(a)	3,111,312
		8,025,619

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	TOTAL COMMON STOCKS (Cost $150,078,184)	$ 146,436,118

	SHORT-TERM INVESTMENTS — 5.1%
	MONEY MARKET FUNDS - 5.1%
3,953,453	Fidelity Government Portfolio, Class I, 4.20%(b)	3,953,453
3,953,453	First American Government Obligations Fund, Class Z, 4.21%(b)	3,953,453
	TOTAL MONEY MARKET FUNDS (Cost $7,906,906)	7,906,906

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,906,906)	7,906,906

Units	COLLATERAL FOR SECURITIES LOANED — 15.0%
23,137,824	Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(b),(d),(e)	23,137,824
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,137,824)
	TOTAL INVESTMENTS – 115.0% (Cost $181,122,914)	$ 177,480,848
	LIABILITIES IN EXCESS OF OTHER ASSETS – (15.0)%	(23,144,482)
	NET ASSETS - 100.0%	$ 154,336,366

LLC	- Limited Liability Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(c) (d) (e)

All or portion of the security is on loan. Total loaned securities had a value of $22,850,941 at March 31, 2025.

Security purchased with cash proceeds of securities lending collateral.

Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.2%
	EQUITY - 50.2%
128,645	Energy Select Sector SPDR Fund(b)	$ 12,021,875
81,366	Health Care Select Sector SPDR Fund	11,880,250
		23,902,125

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,930,842)	23,902,125

	SHORT-TERM INVESTMENTS — 49.8%
	MONEY MARKET FUNDS - 49.8%
11,877,046	Fidelity Government Portfolio, Class I, 4.20%(a)	11,877,046
11,877,047	First American Government Obligations Fund, Class Z, 4.21%(a)	11,877,047
	TOTAL MONEY MARKET FUNDS (Cost $23,754,093)	23,754,093

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,754,093)	23,754,093

Units	COLLATERAL FOR SECURITIES LOANED — 1.1%
510,300	Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(a),(c),(d)	510,300
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $510,300)
	TOTAL INVESTMENTS - 101.1% (Cost $48,195,235)	$ 48,166,518
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%	(515,720)
	NET ASSETS - 100.0%	$ 47,650,798

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(b) (c) (d)

All or portion of the security is on loan. Total loaned securities had a value of $504,630 at March 31, 2025.

Security purchased with cash proceeds of securities lending collateral.

Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
72,070	Energy Select Sector SPDR Fund	$ 6,734,942	USD SOFR plus 60 bp	4/24/2026	BRC	$ 26,096
45,510	Health Care Select Sector SPDR Fund	6,644,915	USD SOFR plus 60 bp	4/24/2026	BRC	(60,503)

	BRC - Barclays Capital				Total:	$ (34,407)
SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

O c

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.3%
	INTERNATIONAL EQUITIES - 17.1%
46,310	Vanguard International Dividend Appreciation ETF	$ 3,840,951

	LARGE-CAP FUNDS - 21.9%
25,473	Vanguard Dividend Appreciation ETF	4,941,507

	TECHNOLOGY - 12.9%
6,204	Invesco QQQ Trust Series 1	2,909,180

	U.S. LARGE CAP EQUITIES - 35.4%
22,661	Invesco S&P 500 Equal Weight ETF	3,925,565
53,962	Invesco S&P 500 Low Volatility ETF	4,032,041
		7,957,606

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,056,242)	19,649,244

	SHORT-TERM INVESTMENTS — 13.3%
	MONEY MARKET FUNDS - 13.3%
1,496,265	Fidelity Government Portfolio, Class I, 4.20%(a)	1,496,265
1,496,265	First American Government Obligations Fund, Class Z, 4.21%(a)	1,496,265
	TOTAL MONEY MARKET FUNDS (Cost $2,992,530)	2,992,530

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,992,530)	2,992,530

	TOTAL INVESTMENTS - 100.6% (Cost $23,048,772)	$ 22,641,774
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(146,641)
	NET ASSETS - 100.0%	$ 22,495,133

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at March 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
260	Invesco QQQ Trust Series 1	$ 121,919	USD SOFR plus 60 bp	10/3/2025	BRC	$ 296
120	Invesco QQQ Trust Series 1	56,270	USD SOFR plus 60 bp	10/17/2025	BRC	(3,417)
100	Invesco QQQ Trust Series 1	46,892	USD SOFR plus 60 bp	12/5/2025	BRC	(5,416)
110	Invesco QQQ Trust Series 1	51,581	USD SOFR plus 60 bp	1/26/2026	BRC	(7,447)
200	Invesco QQQ Trust Series 1	93,784	USD SOFR plus 60 bp	2/5/2026	BRC	(10,949)
160	Invesco QQQ Trust Series 1	75,027	USD SOFR plus 60 bp	2/27/2026	BRC	(9,113)
11,470	Invesco S&P 500 Equal Weight ETF	1,986,948	USD SOFR plus 60 bp	10/3/2025	BRC	(9,611)
8,220	Invesco S&P 500 Equal Weight ETF	1,423,951	USD SOFR plus 60 bp	10/17/2025	BRC	(62,351)
7,300	Invesco S&P 500 Equal Weight ETF	1,264,579	USD SOFR plus 60 bp	12/5/2025	BRC	(88,875)
8,150	Invesco S&P 500 Equal Weight ETF	1,411,824	USD SOFR plus 60 bp	1/26/2026	BRC	(48,437)
11,020	Invesco S&P 500 Equal Weight ETF	1,908,995	USD SOFR plus 60 bp	2/5/2026	BRC	(45,834)
9,530	Invesco S&P 500 Equal Weight ETF	1,650,882	USD SOFR plus 60 bp	2/27/2026	BRC	(92,039)
590	Invesco S&P 500 Low Volatility ETF	44,085	USD SOFR plus 60 bp	10/3/2025	BRC	3,842
1,700	Invesco S&P 500 Low Volatility ETF	127,024	USD SOFR plus 60 bp	10/17/2025	BRC	3,610
1,360	Invesco S&P 500 Low Volatility ETF	101,619	USD SOFR plus 60 bp	12/5/2025	BRC	1,457
1,340	Invesco S&P 500 Low Volatility ETF	100,125	USD SOFR plus 60 bp	1/26/2026	BRC	4,550
1,740	Invesco S&P 500 Low Volatility ETF	130,013	USD SOFR plus 60 bp	2/5/2026	BRC	7,246
1,570	Invesco S&P 500 Low Volatility ETF	117,310	USD SOFR plus 60 bp	2/27/2026	BRC	4,365
720	Vanguard Dividend Appreciation ETF	139,673	USD SOFR plus 60 bp	10/3/2025	BRC	(329)
620	Vanguard Dividend Appreciation ETF	120,274	USD SOFR plus 60 bp	10/17/2025	BRC	(4,457)
540	Vanguard Dividend Appreciation ETF	104,755	USD SOFR plus 60 bp	12/5/2025	BRC	(5,573)
560	Vanguard Dividend Appreciation ETF	108,634	USD SOFR plus 60 bp	1/26/2026	BRC	(4,022)
820	Vanguard Dividend Appreciation ETF	159,072	USD SOFR plus 60 bp	2/5/2026	BRC	(2,589)
640	Vanguard Dividend Appreciation ETF	124,154	USD SOFR plus 60 bp	2/27/2026	BRC	(5,835)
600	Vanguard International Dividend Appreciation ETF	49,764	USD SOFR plus 60 bp	10/3/2025	BRC	(746)
1,200	Vanguard International Dividend Appreciation ETF	99,528	USD SOFR plus 60 bp	10/17/2025	BRC	(8,025)
1,440	Vanguard International Dividend Appreciation ETF	119,434	USD SOFR plus 60 bp	1/2/2026	BRC	(3,095)
1,280	Vanguard International Dividend Appreciation ETF	106,163	USD SOFR plus 60 bp	1/26/2026	BRC	1,881
1,510	Vanguard International Dividend Appreciation ETF	125,239	USD SOFR plus 60 bp	2/5/2026	BRC	2,973
1,090	Vanguard International Dividend Appreciation ETF	90,405	USD SOFR plus 60 bp	2/27/2026	BRC	(821)

					Total:	$ (388,761)
	BRC - Barclays Capital
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

O c

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.2%
	FIXED INCOME - 0.2%
1,300	iShares 20+ Year Treasury Bond ETF			$ 118,339

	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,440)			118,339

	SHORT-TERM INVESTMENTS — 96.9%
	MONEY MARKET FUNDS - 96.9%
25,125,151	Fidelity Government Portfolio, Class I, 4.20%(a)			25,125,151
25,125,151	First American Government Obligations Fund, Class Z, 4.21%(a)			25,125,151
	TOTAL MONEY MARKET FUNDS (Cost $50,250,302)			50,250,302

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,250,302)			50,250,302

	TOTAL INVESTMENTS - 97.1% (Cost $50,367,742)			$ 50,368,641
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%			1,506,364
	NET ASSETS - 100.0%			$ 51,875,005

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
87	Ultra U.S. Treasury Bond Futures	06/19/2025	$ 10,635,750	$ (17,531)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

O c

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.1%
	BANKING - 23.7%
29,245	Banco Bradesco S.A. - ADR	$ 65,216
30,641	Banco de Chile - ADR	811,680
29,056	Banco Santander Chile - ADR	662,477
26,908	Barclays plc - ADR	413,307
1,098	Grupo Financiero Galicia S.A. - ADR	59,808
11,040	HSBC Holdings plc - ADR	634,027
29,976	Mitsubishi UFJ Financial Group, Inc. - ADR	408,573
34,620	NatWest Group plc - ADR	412,670
15,723	Woori Financial Group, Inc. - ADR	524,834
		3,992,592
	BIOTECH & PHARMA - 6.4%
339	Argenx S.E. - ADR(a)	200,642
534	BeiGene Ltd. - ADR(a)	145,339
4,481	Genmab A/S - ADR(a)	87,738
52,943	Grifols S.A. - ADR(a)	376,425
4,578	Mesoblast Ltd. - ADR(a)	57,133
1,599	Verona Pharma plc - ADR(a)	101,521
2,948	Zai Lab Ltd. - ADR(a)	106,541
		1,075,339
	CONSUMER SERVICES - 1.9%
6,567	New Oriental Education & Technology Group, Inc. - ADR	313,968

	E-COMMERCE DISCRETIONARY - 3.3%
2,209	Alibaba Group Holding Ltd. - ADR	292,096
2,169	PDD Holdings, Inc. - ADR(a)	256,701
		548,797
	ELECTRIC UTILITIES - 6.2%
4,711	Central Puerto S.A. - ADR	52,245
3,295	Empresa Distribuidora Y Comercializadora Norte - ADR(a)	100,629
255,110	Enel Chile S.A. - ADR	834,210
730	Pampa Energia S.A. - ADR(a)	56,356
		1,043,440

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.1% (Continued)
	ENTERTAINMENT CONTENT - 1.7%
2,847	NetEase, Inc. - ADR	$ 293,013

	FOOD - 0.7%
12,642	Wing Yip Food Holdings Group Ltd. - ADR(a)	118,835

	GAS & WATER UTILITIES - 1.7%
15,758	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	281,438

	HOUSEHOLD PRODUCTS - 10.1%
28,584	Unilever plc - ADR	1,702,177

	OIL & GAS PRODUCERS - 10.3%
36,584	Equinor ASA - ADR	967,647
10,402	Shell PLC	762,259
		1,729,906
	SEMICONDUCTORS - 1.5%
1,566	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	259,956

	TELECOMMUNICATIONS - 5.2%
7,235	KT Corporation - ADR	128,132
34,669	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	512,061
5,570	TIM SA Brazil - ADR	87,170
24,880	Turkcell Iletisim Hizmetleri A/S - ADR	154,754
		882,117
	TOBACCO & CANNABIS - 3.2%
12,995	British American Tobacco plc - ADR	537,603

	TRANSPORTATION & LOGISTICS - 10.2%
59,121	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)	308,612
24,467	Latam Airlines Group S.A. - ADR(a)	765,328
32,735	ZTO Express Cayman, Inc. - ADR	649,462
		1,723,402

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.1% (Continued)
	TOTAL COMMON STOCKS (Cost $14,406,071)	$ 14,502,583

	EXCHANGE-TRADED FUND — 8.6%
	EQUITY - 8.6%
3,070	Invesco QQQ Trust Series 1	1,439,585

	TOTAL EXCHANGE-TRADED FUND (Cost $1,535,852)	1,439,585

	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET FUNDS - 4.6%
385,136	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(b)	385,136
385,136	First American Government Obligations Fund, Class Z, 4.21%(b)	385,136
	TOTAL MONEY MARKET FUNDS (Cost $770,272)	770,272

	TOTAL SHORT-TERM INVESTMENTS (Cost $770,272)	770,272

	TOTAL INVESTMENTS - 99.3% (Cost $16,712,195)	$ 16,712,440
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	122,555
	NET ASSETS - 100.0%	$ 16,834,995

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

+

O c

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 30.3%
	COMMODITY POOLS - 30.3%
N/A	Galaxy Plus Fund LLC Evolution Strategy Commodities Offshore Feeder Fund(a),(b)	$ 4,450,527
N/A	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund(a)	9,572,749
		14,023,276

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $16,541,874)	14,023,276

	SHORT-TERM INVESTMENTS — 69.6%
	MONEY MARKET FUNDS - 69.6%
31,129,138	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(c)	31,129,138
1,154,990	First American Government Obligations Fund, Class X, 4.25%(b),(c)	1,154,990
	TOTAL MONEY MARKET FUNDS (Cost $32,284,128)	32,284,128

	TOTAL SHORT-TERM INVESTMENTS (Cost $32,284,128)	32,284,128

	TOTAL INVESTMENTS - 99.9% (Cost $48,826,002)	$ 46,307,404
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	53,201
	NET ASSETS - 100.0%	$ 46,360,605

LLC	- Limited Liability Company

(a)	Investment valued using net asset value per share as practical expedient. Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund and Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund’s (‘‘Galaxy’’) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the ‘‘Platform’’). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.
(b)	All or a portion of this investment is a holding of the QEMFS Fund Limited.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2025.